UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727
                                   --------

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

1141 Custis Street, Alexandria, Virginia 22308
-----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 1141 Custis Street, Alexandria, Virginia 22308
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: 06/30/03
                         --------

Date of reporting period: 07/01/02 --- 06/30/03
                          ---------------------

Item 1. Reports to Stockholders.

                         [LETTERHEAD OF SHEPHERD FUNDS]

                                  ANNUAL REPORT
                                  JUNE 30, 2003

SHEPHERD LARGE CAP GROWTH FUND
(FORMERLY THE DOMINION INSIGHT GROWTH FUND)
A SERIES OF DOMINION FUNDS, INC.
--------------------------------------------------------------------------------
Dear Fund Shareholders,

Enclosed is the Fund's Annual Report.

As I mentioned in the recent letter that was sent to you with your quarterly statement, from January 1, 2003 to November 12, 2003 the SHEPHERD LARGE CAP GROWTH FUND was up 23.81%.

Although I believe the economy and the stock market will do well over the next few years, it always helps to remember history. In every bull market there are always some major, as well minor, downward corrections along the way.

Investing in the stock market often requires the same skills as a football coach. One can never forget that the stock market can go down, just as it can go up. Successful investing requires both an OFFENSIVE and DEFENSIVE investment strategy.

OFFENSIVE INVESTMENT STRATEGY: When the stock market is broadly going up, I will be implementing our OFFENSIVE investment strategy to heavily overweight the SHEPHERD FUND in stocks.

DEFENSIVE INVESTMENT STRATEGY: When the stock market starts to broadly go down or if there is a major correction, I will aggressively implement our DEFENSIVE investment strategy to temporarily overweight the SHEPHERD FUND in money market investments to protect the fund's principal and to try to prevent any substantial loss.

My strategy is always to prepare for the worst and hope for the best. No one can make market risk go away, but I do try to mitigate it. At the moment, I am trying to keep losses small, take profits when good stocks start to fall back and let your healthy leaders run.

Given our policy of only investing in first-rate, ethical companies that meet our conservative Values Based screening process, I am cautiously optimistic that your SHEPHERD FUND will continue to outperform as the economy recovers and starts to expand once again.

With that being said, I do believe this will be a very good year for your investments.

Until then...

                                              Patience!

                                              /s/ Paul Dietrich
                                              -----------------
                                              Paul Dietrich
                                              Chairman

P.S.: IF YOU HAVE ANY QUESTIONS REGARDING THE FUND, PLEASE DON'T HESITATE TO CALL ME AT 800 416 2053.

                       [LETTERHEAD OF BRAD A. KINDER, CPA]

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
Dominion Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Shepherd Large Cap Growth Fund portfolio of Dominion Funds, Inc., including the schedule of investments in securities, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended June 30, 2001 were audited by other auditors whose report dated August 10, 2001, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Shepherd Large Cap Growth Fund portfolio of Dominion Funds, Inc. as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ Brad A. Kinder
                                        ------------------
                                        BRAD A. KINDER, CPA

Flower Mound, Texas
September 10, 2003

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

ASSETS
------

Investments in securities, at value
  (identified cost $2,534,389)                                    $    2,902,909
Cash and cash equivalents                                                856,569
Receivables
   Dividends and interest                                                  1,415
   Other                                                                  10,663
                                                                  --------------

TOTAL ASSETS                                                           3,771,556
                                                                  --------------
LIABILITIES
-----------

Payables
   Fund shares redeemed                                                   25,700
   Investment advisory fee                                                 3,867
   Administration fee                                                      3,141
                                                                  --------------

TOTAL LIABILITIES                                                         32,708
                                                                  --------------

NET ASSETS                                                        $    3,738,848
                                                                  ==============
Capital shares outstanding
                                                                       1,128,620

Net asset value and offering price per share
   Net asset value per share                                      $         3.31
                                                                  ==============
   Offering price per share                                       $         3.48
                                                                  ==============


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 2003


                                                            Shares      Value
                                                          ----------  ----------

COMMON STOCKS 77.6%
CONSUMER CYCLICAL 18.3%
Consumer Electronics 1.6%
     Helen of Troy Limited (a)                                 4,000  $   60,640
                                                                      ----------

Furnishing 2.9%
     Lowes Companies Inc                                       2,500     107,375
                                                                      ----------

Restaurants 5.5%
     California Pizza Kitchen, Inc. (a)                        5,000     107,500
     Ruby Tuesday Inc                                          4,000      98,920
                                                                      ----------
                                                                         206,420
                                                                      ----------

Retail - Apparel 3.6%
     Hot Topic, Inc. (a)                                       5,000     134,550
                                                                      ----------

Retail - Specialty 2.0%
     Family Dollar Stores Inc.                                 2,000      76,300
                                                                      ----------

Consumer Services - 2.7%
     Regis Corp.                                               3,500     101,675
                                                                      ----------

                                                                         686,960
                                                                      ----------


FINANCIAL 24.7%
Banks 9.0%
     Doral Financial Corp                                      3,000     133,950
     MBNA Corporation                                          5,500     114,620
     R & G Financial Corp                                      3,000      89,100
                                                                      ----------
                                                                         337,670
                                                                      ----------
Financial Services 6.7%
     Countrywide Financial Corporation                         2,000     139,140
     H&R Block Inc.                                            2,250      97,313
     Waterside Capital Corporation (a)                         5,300      41,151
                                                                      ----------
                                                                         250,604
                                                                      ----------

Insurance: Property and Casual 2.7%
     IPC Holdings, Limited                                     3,000     100,500
                                                                      ----------
Savings & Loan 6.3%
     Indymac Bancorp Inc                                      4,750     120,745
     Sovereign Bancorp Inc                                     7,250     113,462
                                                                      ----------
                                                                         234,207
                                                                      ----------

                                                                         922,981
                                                                      ----------


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 JUNE 30, 2003


                                                          Shares       Value
                                                        ----------   ----------

COMMON STOCKS (CONTINUED)
HEALTH CARE 15.3%
Biotechnology 5.4%
     Biomet, Inc.                                            4,250    $  121,805
     Polymedica Corporation                                  1,750        80,133
                                                                      ----------
                                                                         201,938
                                                                      ----------

Health Care Providers 3.8%
     Omnicare Inc                                            4,250       143,608
                                                                      ----------

Medical Supplies 6.1%
     AdvancePCS (a)                                          2,250        86,017
     Caremark RX Inc (a)                                     5,500       141,240
                                                                      ----------
                                                                         227,257
                                                                      ----------

                                                                         572,803
                                                                      ----------

INDUSTRIAL 2.2%
Industrial and Communication Services 2.2%
     First Data Corporation (a)                              2,000        82,880
                                                                      ----------

TECHNOLOGY 13.2%
Semiconductors 13.2%
     Flextronics International Ltd.                         11,000       114,290
     International Rectifier Corporation (a)                 6,000       160,920
     Maxtor Corporation(a)                                  20,000       150,200
     Zoran Corporation (a)                                   3,500        67,235
                                                                      ----------
                                                                         492,645
                                                                      ----------

TELECOMMUNICATIONS 3.9%
Wireless Communications 3.9%
     Nextel Communications, Inc. (a)                         8,000       144,640
                                                                      ----------
                                                                         144,640
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $2,534,389)                                                   $2,902,909
                                                                      ==========


Note:

  (a) Presently non-income producing.
  (b) Percentages are of net assets.


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2003


INVESTMENT LOSS
---------------

Investment income
       Dividends                                                      $  23,889
       Interest                                                           5,714
                                                                      ---------

Total investment income                                                  29,603
                                                                      ---------

Expenses
       Investment advisory fee                                           32,231
       Administration fee                                                40,289
                                                                      ---------

Total expenses                                                           72,520
                                                                      ---------

NET INVESTMENT LOSS                                                     (42,917)
                                                                      ---------

REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------

Net realized loss on investments in securities                         (879,557)
Net change in unrealized appreciation
  of investments in securities                                          845,960
                                                                      ---------

NET LOSS ON INVESTMENTS                                                 (33,597)
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     $ (76,514)
                                                                      =========


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                       YEARS ENDED JUNE 30, 2003 AND 2002


                                                          2003          2002
                                                      -----------   -----------

CHANGE IN NET ASSETS FROM OPERATIONS
------------------------------------

Net investment loss                                   $   (42,917)  $   (94,462)
Net realized loss on investments in securities           (879,557)   (3,990,799)
Net change in unrealized appreciation on
  investments in securities                               845,960     1,582,897
                                                      -----------   -----------
Net decrease in net assets
  resulting from operations                               (76,514)   (2,502,364)

DISTRIBUTION TO SHAREHOLDERS FROM
---------------------------------

Net realized gains on investments in securities                --            --

CAPITAL SHARE TRANSACTIONS - NET                          200,529      (876,421)
--------------------------------                      -----------   -----------

Total increase (decrease) in net assets                   124,015    (3,378,785)

NET ASSETS
----------

Beginning of year                                       3,614,833     6,993,618
                                                      -----------   -----------

End of year (including undistributed
  investment loss of $2,382,559
  and $2,339,642, respectively)                       $ 3,738,848   $ 3,614,833
                                                      ===========   ===========


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         -----------------------------------------------------------------

         Nature of Business:
         -------------------

         The Shepherd Large Cap Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

         Significant Accounting Policies:

         Use of Estimates
         ----------------

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Valuation of Securities
         -----------------------

         Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

         Security Transactions and Investment Income
         -------------------------------------------

         Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         -----------------------------------------------------------------
         (CONTINUED)
         -----------

         Cash
         ----

         Cash is held in a credit interest account at First Southwest Company, bearing interest at a variable rate. At June 30, 2003, the interest rate was 0.50%.

         Income Taxes
         ------------

         The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

         Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2003, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         Distributions to Shareholders
         -----------------------------

         Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 - DISTRIBUTION TO SHAREHOLDERS
         ----------------------------

         There were no distributions to shareholders for the year ended June 30, 2003.

         At June 30, 2003, the Fund had undistributed net realized losses of $5,960,148.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3 - CAPITAL SHARE TRANSACTIONS
         --------------------------

         As of June 30, 2003, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of June 30, 2003, capital paid-in aggregated $11,713,035.

         Transactions in shares of capital stock for the years ended June 30, 2003 and June 30, 2002 are as follows:

                                   Shares                    Amount
                          ------------------------   ------------------------
                              2003         2002          2003         2002
                          -----------  -----------   -----------  -----------

Shares sold                   241,399       49,498   $   716,852  $   191,811
Shares issued in
  reinvestment of
  dividends                        --           --            --           --
                          -----------  -----------   -----------  -----------

                              241,399       49,498       716,852      191,811

Shares redeemed               169,775      244,008       516,323    1,068,232
                          -----------  -----------   -----------  -----------

Net increase (decrease)        71,624     (194,510)  $   200,529  $  (876,421)
                          ===========  ===========   ===========  ===========

NOTE 4 - SECURITIES TRANSACTIONS
         -----------------------

         Cost of purchases and sales of securities (excluding short-term obligations) aggregated $6,182,546 and $6,516,119 respectively, for the year ended June 30, 2003. As of June 30, 2003, the aggregate unrealized appreciation and depreciation of securities was as follows:


                Unrealized appreciation              $421,324
                Unrealized depreciation               (52,804)
                                                     --------
                Net unrealized appreciation          $368,520
                                                     ========

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
         ---------------------------------------------------------

         The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations, and supervises the purchase and sale of securities on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         The Fund has an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, the Administrator is responsible for the administration and overall management of the Fund. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. For such services, the Administrator receives an annual administration fee equal to 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

         The Fund has a Distribution Agreement with Cullum & Burks Securities, Inc. (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. The Fund did not have a sales charge from April 1, 1999 to April 16, 2002, at which time the sales charge was reinstated. As compensation for the services provided and expenses borne by the Distributor, the Fund pays the Distributor the sales charges. Sales charges for distributing fund shares were $29,761 for the year ended June 30, 2003. During the year ended June 30, 2003, substantially all of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $42,944 for the year ended June 30, 2003.

         Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor, Administrator and of the Distributor.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED JUNE 30,

                                               2003           2002           2001           2000           1999
                                           -----------    -----------    -----------    -----------    -----------
PER SHARE DATA (1):

Net asset value, beginning of year         $      3.42    $      5.59    $     25.47    $     19.15    $     17.56
                                           -----------    -----------    -----------    -----------    -----------

income (loss) from investment operations:

Net investment loss                               (.04)          (.08)          (.24)          (.48)          (.36)

Net realized and unrealized gain
 (loss) on investments in sewrities              (0.07)         (2.09)         (9.93)         12.62           4.20
                                           -----------    -----------    -----------    -----------    -----------

Total income (loss) from investment
 operations                                      (0.11)         (2.17)        (10.17)         12.14           3.84
                                           -----------    -----------    -----------    -----------    -----------

Less distributions:

Distributions from net realized gains               --             --          (9.71)         (5.82)         (2.25)
                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year               $      3.31    $      3.42    $      5.59    $     25.47    $     19.15
                                           ===========    ===========    ===========    ===========    ===========

Total return                                    -3.22%        -38.82%        -53.55%         69.101%         25.47%
                                           ===========    ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
  thousands)                               $     3,739    $     3,615    $     6,994    $    17,903    $    14,511

Ratio of expenses to average
 net assets                                       2.25%          2.25%          2.25%          2.24%          2.25%

Ratio of net investment loss to
  avenge net assets                               1.33%          1.94%          2.03%          2.02%          2.14%

Portfolio turnover rate                         235.79%         99.77%         19.96%        120.65%        185.62%


(1) Per share information has been calculated using the average number of shares outstanding.
(2) Sales load is not reflected in total return.


See notes to financial statements.

                             [LOGO] SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set fourth below. The SAl includes additional information about the Fund's directors and is available, without charge, upon request by calling
(800) 416 2053.

INTERESTED DIRECTORS
--------------------

                                              TERM OF                                                                  OTHER
                               POSITION      OFFICE AND                                                            DIRECTORSHIPS
          NAME,                HELD WITH      LENGTH OF                 PRINCIPAL OCCUPATION(S)                       HELD BY
     ADDRESS AND AGE             FUND       TIME SERVED                   DURING PAST 5 YEARS                         DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
  Paul Dietrich              Chairman,      Indefinite         President and Managing Director of Eton                  None
  1630 Duke Street           President,     term; Director     Court Asset Management, Ltd. ("Eton
  Suite 200                  Director       since 2001;        Court") (parent of Nye, Parnell & Emerson
  Alexandria, VA 22314                      Chairman           Capital Management, Inc., the Fund's
  Age: 54                                   since 2002;        investment adviser) and President of
                                            President          Foundation Management, Inc., the Fund's
                                            since 2003         administrator (1999 - present); Chairman of
                                                               Peress Investment Advisors, Ltd. (1999 to
                                                               present).



NON-INTERESTED DIRECTORS
------------------------

                                              TERM OF                                                                  OTHER
                               POSITION      OFFICE AND                                                            DIRECTORSHIPS
          NAME,                HELD WITH      LENGTH OF                 PRINCIPAL OCCUPATION(S)                       HELD BY
     ADDRESS AND AGE             FUND       TIME SERVED                   DURING PAST 5 YEARS                         DIRECTOR
  ----------------------------------------------------------------------------------------------------------------------------------

  Douglas W. Powell           Director      Indefinite         Registered representative of New Investor                None
  13355 Noel Road                           term; Director     World Incorporated (September, 2000 -
  Suite 1300                                since 1999         present), CEO Rushmore Investment
  Dallas, TX 75240                                             Management Corp. (Jan 01 - June 02);
  Age: 63                                                      Chairman and Chief Executive Officer of
                                                               Northstar Financial Group (July, 1995
                                                               - 2001).

                             [LOGO] SHEPHERD FUNDS

                                  ANNUAL REPORT
                                  JUNE 30, 2003


       Investment Advisor                 Transfer Agent                     Distributor
       ------------------                 --------------                     -----------
 Nye, Parnell & Emerson Capital         Fund Services, Inc.         Cullum & Burks Securities, Inc.
       Management, Inc,            1500 Forest Ave., Suite 111        13355 Noel Road, Suite 1300,
  1630 Duke Street, Suite 200           Richmond, VA 23229                One Galleria Tower
     Alexandria, VA 22314                 (800) 628 4077                   Dallas, TX 75240
        (800) 416 2053                                                      (972) 755 0270


        Administrator                   Independent Auditors               Legal Counsel
        -------------                   --------------------               -------------

    Foundation Management, Inc.         Brad A. Kinder, CPA         Frederick C. Summers, III, P.C.
       1141 Custis Street                400 Parker Square                Attorney at Law
      Alexandria, VA 22308                 Suite 250-K               8235 Douglas Ave, Suite 1111
        (800) 416 2053                 Flower Mound, TX 75028            Dallas, TX 75225


          Officers                       Directors                         Custodian
          --------                       ---------                         ---------

       Paul Dietrich                   Paul Dietrich                First Southwest Company
     Chairman, President                                            1700 Pacific, Suite 500
                                     Douglas W. Powell                  Dallas, TX 75201

Item 2. Code of Ethics.

This item is not applicable because registrant's fiscal year as to which this Form N-CSR relates does not end on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

This item is not applicable because registrant's fiscal year as to which this Form N-CSR relates does not end on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services by the principal accountant for the audit of the registrant's annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were as follows:

            Year ended June 30,
          2002                   2003
         $6,000                 $6,000

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under "Audit Fees" above were as follows:

            Year ended June 30,
          2002                   2003
          $-0-                   $-0-

The nature of the services comprising the fees disclosed under this category were as follows:

--------------------------------------------------------------------------------

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

            Year ended June 30,
          2002                   2003
         $2,000                 $2,000

The nature of the services comprising the fees disclosed under this category were as follows:

Preparation of Federal income tax return for registrant.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in the above categories were as follows:

            Year ended June 30,
          2002                   2003
          $-0-                   $-0-

The nature of the services comprising the fees disclosed under this category were as follows:

--------------------------------------------------------------------------------

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

The registrant does not have an audit committee.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. -Not applicable-

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            Year ended June 30,
          2002                   2003
         $2,000                 $2,000

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The registrant does not have an audit committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 as of September 2, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 11. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich, President

Date: September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich,
Principal executive and
Principal financial officer

Date: September 2, 2004